Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions
Related-Party Transactions

6.Related-Party Transactions

The Company has a marketing services contract with an entity owned by one or more of the Company’s directors, officers, and stockholders. During the three months ended June 30, 2025 and 2024, the Company incurred expenses of $0.2 million and $0.1 million, respectively, to the related party for marketing services. During the six months ended June 30, 2025 and 2024, the Company incurred expenses of $0.3 million and $0.3 million, respectively, to the related party for marketing services.

In July 2021, the Company purchased a 50.0% interest in the entity that owns the building in which the Company leases its office space from. Lease payments made during the period of related party ownership were $0.1 million and $0.1 million for the three months ended June 30, 2025 and 2024, respectively and $0.2 million and $0.3 million for the six months ended June 30, 2025 and 2024, respectively.

In February 2024, the Company entered into a revolving P&A loan agreement with Angel P&A, LLC, a Delaware limited liability company (“Angel P&A”) that is 100.0% owned by one or more of the Company’s directors, officers, and stockholders. Angel P&A was set up for the specific purpose of raising P&A funds for the Company to use for upcoming theatrical releases, in exchange for revenue participation rights of the films. The revenue participation rights allow Angel P&A the right to receive an amount not to exceed 110.0% (initial investment plus a 10.0% return) of their invested amount. Angel P&A has priority on the cash receipts to the Company of the particular film they invested in and shall be paid in full before any other claims, with the exception of money raised under Regulation A of Section 3(6) of the Securities Act, for P&A (if any) which would take first priority, from the film are paid. When Angel P&A receives the repayment on these notes, the interest portion is distributed to the institutional investors and the original investment can either remain at Angel P&A for additional P&A loans needed by the Company or be returned to the institutional investors until the Company has further need of the funds. The commitment period between Angel P&A and the Company, and between Angel P&A and the investors, lasts through February 2027. Angel P&A has no employees and is not anticipated to incur any operating expenses. The maturity on the loans are typically due between 80 – 120 days from the individual draw. As of June 30, 2025 and December 31, 2024, the total outstanding balance of revolving P&A loans is $11.8 million and $8.2 million, respectively.

14.Related-Party Transactions

The Company has a marketing services contract with an entity owned by one or more of the Company’s directors, officers and stockholders. During the years ended December 31, 2024, 2023 and 2022, the Company incurred expenses of $0.5 million, $1.0 million and $1.7 million, respectively, to the related party for marketing services.

In July 2021, the Company purchased a 50.0% interest in the entity that owns the building in which the Company leases its office space from. Lease payments made during the period of related party ownership were $0.4 million for the years ended December 31, 2024, 2023 and 2022.

In August 2023, the Company entered into negotiations to purchase an entity that is partially owned by one or more of the Company’s directors, officers and stockholders. See “Note 10. Commitments and Contingencies—Mergers and Acquisitions” for further discussion.

On February 23, 2024, the Company entered into a revolving P&A loan agreement (the “P&A Loan Agreement,” as amended by the first amendment to the P&A Loan Agreement, dated as of December 1, 2024, the “P&A Loan Agreement Amendment,” together with the P&A Loan Agreement, the “Amended P&A Loan Agreement”) with Angel P&A, LLC, a Delaware limited liability company (“Angel P&A”) that is 100.0% owned by one or more of the Company’s directors, officers and stockholders. Angel P&A was set up for the specific purpose of raising up to $15.0 million in P&A funds for the Company to use for upcoming theatrical releases, in exchange for revenue participation rights of the films. The revenue participation rights allow Angel P&A the right to receive an amount not to exceed 115.0% (initial investment plus a 10.0%-15.0% return, which depends on the term of the loan) of their invested amount. Angel P&A has priority on the: (i) cash receipts to the Company of the particular film they invested in and shall be paid in full before any other claims, with the exception of crowdfunding P&A raised (if any) which would take first priority, from the film are paid and (ii) proceeds from the receipts of all other films, net of our contractual payment oglications associated with such license or other agreements. An initial draw of $10.0 million took place in March 2024 and was paid back in June 2024 along with a 10.0% return. A draw of $2.0 million was made in July 2024 and paid back in September 2024 along with a 10.0% return. Draws totaling $8.0 million were made in December 2024, with payment of principal and related interest due in 2025. Once Angel P&A receives the repayment on these notes, the interest portion will be distributed to the institutional investors and the original investment can either remain at Angel P&A (up to $5.0 million) for additional P&A loans needed by the Company or be returned to the institutional investors until the Company has further need of the funds. The commitment period between Angel P&A and the Company, and between Angel P&A and the investors, lasts through February 2027. Angel P&A has no employees and is not anticipated to incur any operating expenses. As of December 31, 2024 and 2023, $8.2 million and $0.00, respectively, of notes payable and related interest were due to Angel P&A.